Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Research and Development Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 4,811	$ 1,282
Selling, Marketing and Administrative Expenses
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense	$ 7,821	$ 3,915